Financial Instruments Risks - Progress of LCR Ratios (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
LCR	320.00%	321.00%
Bottom of range [member]
Statement [Line Items]
LCR	304.00%	292.00%
Weighted average [member]
Statement [Line Items]
LCR	320.00%	313.00%
Top of range [member]
Statement [Line Items]
LCR	346.00%	354.00%